Investment Strategy - ETF Prospectus [Member] - Vanguard Core-Plus Bond Index ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Universal Float Adjusted Index (the “Target Index”), which measures the performance of U.S. dollar-denominated, taxable bonds that are rated either investment-grade or high-yield as determined by the Index Provider. The Target Index includes U.S. government and agency obligations, corporate bonds, mortgage-backed securities, asset-backed securities, and emerging market bonds, all denominated in the U.S. dollar and with maturities of at least one year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index. As of October 31, 2025, the dollar-weighted average maturity of the Target Index was 8 years.